Operations by Geographic Area (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2013 Korea KRW	Dec. 31, 2012 Korea KRW	Dec. 31, 2011 Korea KRW	Dec. 31, 2013 Japan KRW	Dec. 31, 2012 Japan KRW	Dec. 31, 2011 Japan KRW	Dec. 31, 2013 Taiwan and Hong Kong KRW	Dec. 31, 2012 Taiwan and Hong Kong KRW	Dec. 31, 2011 Taiwan and Hong Kong KRW	Dec. 31, 2013 United States of America KRW	Dec. 31, 2012 United States of America KRW	Dec. 31, 2011 United States of America KRW	Dec. 31, 2013 Russia KRW	Dec. 31, 2012 Russia KRW	Dec. 31, 2011 Russia KRW	Dec. 31, 2013 Brazil KRW	Dec. 31, 2012 Brazil KRW	Dec. 31, 2011 Brazil KRW	Dec. 31, 2013 Thailand KRW	Dec. 31, 2012 Thailand KRW	Dec. 31, 2011 Thailand KRW	Dec. 31, 2013 Europe KRW	Dec. 31, 2012 Europe KRW	Dec. 31, 2011 Europe KRW	Dec. 31, 2013 China KRW	Dec. 31, 2012 China KRW	Dec. 31, 2011 China KRW	Dec. 31, 2013 Other KRW	Dec. 31, 2012 Other KRW	Dec. 31, 2011 Other KRW
Revenues by geographic region
Revenue	$ 45,188	47,685,000	57,781,000	57,477,000	15,491,000	14,762,000	10,458,000	14,409,000	30,387,000	29,513,000	3,106,000	2,244,000	3,590,000	7,725,000	5,023,000	5,879,000	180,000	476,000	487,000	705,000	837,000	1,189,000	1,015,000	974,000	1,245,000	643,000	982,000	2,058,000	2,734,000	495,000	749,000	1,677,000	1,601,000	2,309,000